Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
New vehicles	$ 4,220,746	$ 3,613,808	$ 3,199,748
Used vehicles	2,007,120	1,752,318	1,427,147
Wholesale vehicles	171,517	146,581	143,198
Total vehicles	6,399,383	5,512,707	4,770,093
Parts, service and collision repair	1,163,896	1,107,900	1,050,034
Finance, insurance and other	216,771	179,666	153,482
Total revenues	7,780,050	6,800,273	5,973,609
Cost of Sales:
New vehicles	(3,954,228)	(3,379,121)	(2,982,918)
Used vehicles	(1,862,117)	(1,614,505)	(1,304,892)
Wholesale vehicles	(177,180)	(151,544)	(148,579)
Total vehicles	(5,993,525)	(5,145,170)	(4,436,389)
Parts, service and collision repair	(592,649)	(555,830)	(520,885)
Total cost of sales	(6,586,174)	(5,701,000)	(4,957,274)
Gross profit	1,193,876	1,099,273	1,016,335
Selling, general and administrative expenses	(938,997)	(882,827)	(814,932)
Impairment charges	(1,151)	(249)	(23,007)
Depreciation and amortization	(40,387)	(34,641)	(34,324)
Operating income (loss)	213,341	181,556	144,072
Other income (expense):
Interest expense, floor plan	(19,360)	(21,244)	(19,525)
Interest expense, other, net	(60,381)	(62,947)	(77,766)
Interest expense, non-cash, convertible debt	(6,724)	(6,914)	(679)
Interest expense / amortization, non-cash, cash flow swaps	(760)	(4,883)	(11,769)
Other income (expense), net	(1,015)	(7,526)	(6,678)
Total other income (expense)	(88,240)	(103,514)	(116,417)
Income (loss) from continuing operations before taxes	125,101	78,042	27,655
Provision for income taxes - benefit (expense)	(48,083)	17,690	29,364
Income (loss) from continuing operations	77,018	95,732	57,019
Discontinued operations:
Income (loss) from operations and the sale of dealerships	(1,940)	(7,859)	(50,007)
Income tax benefit (expense)	1,176	2,056	24,536
Income (loss) from discontinued operations	(764)	(5,803)	(25,471)
Net income (loss)	$ 76,254	$ 89,929	$ 31,548
Basic earnings (loss) per common share:
Earnings (loss) per share from continuing operations	$ 1.45	$ 1.82	$ 1.29
Earnings (loss) per share from discontinued operations	$ (0.01)	$ (0.12)	$ (0.58)
Earnings (loss) per common share	$ 1.44	$ 1.70	$ 0.71
Weighted average common shares outstanding	52,358	52,214	43,836
Diluted earnings (loss) per common share:
Earnings (loss) per share from continuing operations	$ 1.30	$ 1.58	$ 1.07
Earnings (loss) per share from discontinued operations	$ (0.01)	$ (0.09)	$ (0.45)
Earnings (loss) per common share	$ 1.29	$ 1.49	$ 0.62
Weighted average common shares outstanding	65,464	65,794	55,832
Dividends declared per common share	$ 0.10	$ 0.025